Segment Reporting Segment Reporting (Reconciliation of Consolidated EBITDA to Consolidated Net Earnings) (Details) - USD ($) $ in Thousands	3 Months Ended										6 Months Ended		12 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Oct. 31, 2013	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Segment Reporting, Other Significant Reconciling Item [Line Items]
Net earnings (loss)	$ 62,187	$ (76,536)			$ 90,409	$ (29,137)					$ (14,349)	$ 61,272
Income tax expense	1,025	(844)			1,037	(511)					181	526	$ (384)	$ 2,471	$ 1,838
Interest Expense	30,701	29,758			20,341	19,878					(60,459)	(40,219)	84,227	70,332
Depreciation and amortization expense	37,367	36,979			23,943	23,309					74,346	47,252	98,579	84,202	83,344
Goodwill impairment	0	29,316			0	0					29,316	0
EBITDA	131,280	(10,643)			135,730	13,539					120,637	149,269	228,849	206,912
Loss on disposal of assets	2,524	14,917			1,414	961					17,441	2,375	7,099	6,486	10,421
Loss on extinguishment of debt													0	21,202	0
Non-cash employee stock ownership plan compensation charge	(3,141)	(5,256)			(3,788)	(4,374)					(8,397)	(8,162)	(24,713)	(21,789)	(15,769)
Non-cash stock and unit-based compensation charge	(2,456)	8,122			318	16,112					5,666	16,430	25,982	24,508	13,545
Severance Costs	0	856			0	0					856	0
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal													7,099	6,486
Other Nonoperating Income (Expense)	298	122			178	449					420	627	354	479
Change in fair value of contingent consideration	0	(100)			(4,500)	(1,800)				$ 0	(100)	(6,300)	(6,300)	5,000
Acquisition Costs, Period Cost	70	15			0	0					85	0
Legal Fees	0	0			0	723					0	723	806	1,749
Estimated Litigation Liability			$ 2,412				$ 0						2,412	0
Net earnings (loss)	62,187	(76,536)	$ (55,249)	$ 40,404	90,409	(29,137)	$ (44,179)	$ 50,053	$ 65,171	$ (21,138)	(14,349)	61,272	46,427	49,907	$ 73,375
Adjusted EBITDA	138,727	48,899			136,928	34,358					187,626	171,286	300,288	288,125
Midstream - Crude Oil Logistics [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Goodwill impairment		0									0
Business Combination, Separately Recognized Transactions, Expenses and Losses Recognized	3,870	1,038			0	0					4,908	0	16,373	0
Adjusted EBITDA	$ 28,721	$ 24,803			$ 0	$ 0					$ 53,524	$ 0	$ 8,583	$ 0